Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2016 $	December 31, 2015 $
Revolving Credit Facilities	1,119,808	1,500,848
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through May 2021	628,257	621,957
U.S. Dollar-denominated Term Loans due through 2028	3,702,997	4,020,665
U.S. Dollar Bonds due through 2024	466,680	502,449
Euro-denominated Term Loans due through 2023	219,733	241,798
Total principal	6,730,132	7,480,374
Less unamortized discount and debt issuance costs	(90,586)	(96,288)
Total debt	6,639,546	7,384,086
Less current portion	(998,591)	(1,106,104)
Long-term portion	5,640,955	6,277,982